Net Loss Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Net loss per share
18.	Net loss per share

Basic and diluted net income/(loss) per share for each of the periods presented are calculated as follow:

	For the Six Months Ended June 30,
	2020	2021
	(in thousands of RMB, except share data and per share data)

Numerator:
Net income/(loss) available to shareholders of the Company - basic and diluted	(198,527)	(164,844)
Denominator
Weighted average number of ordinary shares - basic	55,237,081	64,138,561
Effect of dilutive securities	-	(279,796)
Dilutive effect of non-vested shares	55,237,081	63,858,765
Denominator for diluted net (loss)/income per share
Net income/(loss) - basic	(3.59)	(2.57)
Net income/(loss) - diluted	(3.59)	(2.58)